Stock-Based Compensation - Summary of Outstanding Stock Options and Restricted Stock (Detail)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued	162,248
Fair Value Per Share | $ / shares	$ 13.96
Shares Vested	32,460
withheld for income tax purposes	6,403
Shares Forfeited	3,524
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Issued	372,760
Exercise Price | $ / shares	$ 13.96
Expiration Date	Oct. 29, 2025
Options Vested	74,552
Options Forfeited	19,013